Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
NOTES RECEIVABLE

NOTE 4 – NOTES RECEIVABLE

On September 28, 2018, the Company and the Seller executed a two-year promissory note receivable agreement with a principal balance of $200,000 of which $100,000 was funded to the Seller in September 2018 and the remaining $100,000 was funded in October 2018. The terms of the promissory note include an interest rate of 6% and the Company shall be repaid in interest only payments on a quarterly basis, until the maturity date of September 27, 2020, at which time the full principal and any interest payments will be due to the Company. At the time the promissory note receivable agreement was executed, the Company also executed a Security Interest and Pledge Agreement with the borrower. Pursuant to the Security Interest and Pledge Agreement, the borrower has pledged all of the assets of its company as security for the performance of the note obligations.

On November 2, 2018, the Company and Seller entered into a Promissory Note Agreement with a principal balance of $50,000. Pursuant to the Promissory Note, the $50,000 note was a deposit and credit towards the acquisition of the assets of Lust for Life Group such as inventory, trademarks and logos. Pursuant to this promissory note agreement, since the purchase did not close within 30 days from the note date, the note receivable became immediately due. Through the date of default, the outstanding principal balance bore interest at an annual interest rate of 10% payable on a monthly basis. Upon default, the interest rate increased to 18% per annum. As of December 31, 2018, the Company determined that this note receivable was doubtful and accordingly, recorded an allowance for doubtful account and bad debt expense of $50,000.

In December 2019, pursuant to Claim Purchase Agreements, the Company sold its notes receivable and related interest receivable balances in the aggregate amount of $277,305 to an investor. Pursuant to the Claim Purchase Agreements, the investor shall pay the Company the purchase price of $277,305 on the earlier of the payment of six-monthly installments or upon the liquidation of settlement securities of the Seller pursuant to Section 3(a)(10) of the Securities Act, whichever occurs first. The first installment shall be made following entry and full effectuation of a court order approving the settlement of the claim which occurred on March 6, 2020 in the United States district court for the District of Maryland Northern Division. Additionally, on January 6, 2020, the Company and the Seller entered into a Settlement Agreement related to notes receivable. In lieu of the Company seeking default and foreclosure against the Seller pursuant to the Note agreements, the Company received 10,420 shares of the Seller's convertible Series B preferred stock. Since these Series B preferred shares have limited marketability, no value was placed on these shares. Subsequent to March 31, 2020, the Company collected $5,000 on the notes receivable balance.

At March 31, 2020 and December 31, 2019, notes receivable, net consisted of the following:

	March 31, 2020	December 31, 2019
Principal amounts of notes receivable	$250,000	$250,000
Less: allowance for doubtful accounts	(50,000)	(50,000)
Notes receivable, net	$200,000	$200,000

NOTE 6 – NOTES RECEIVABLE

On September 28, 2018, the Company and the Seller executed a two-year promissory note receivable agreement with a principal balance of $200,000 of which $100,000 was funded to the Seller in September 2018 and the remaining $100,000 was funded in October 2018. The terms of the promissory note include an interest rate of 6% and the Company shall be repaid in interest only payments on a quarterly basis, until the maturity date of September 27, 2020, at which time the full principal and any interest payments will be due to the Company. At the time the promissory note receivable agreement was executed, the Company also executed a Security Interest and Pledge Agreement with the borrower. Pursuant to the Security Interest and Pledge Agreement, the borrower has pledged all of the assets of its company as security for the performance of the note obligations.

On November 2, 2018, the Company and Seller entered into a Promissory Note Agreement with a principal balance of $50,000. Pursuant to the Promissory Note, the $50,000 note was a deposit and credit towards the acquisition of the assets of Lust for Life Group such as inventory, trademarks and logos. Pursuant to this promissory note agreement, since the purchase did not close within 30 days from the note date, the note receivable became immediately due. Through the date of default, the outstanding principal balance bore interest at an annual interest rate of 10% payable on a monthly basis. Upon default, the interest rate increased to 18% per annum. As of December 31, 2018, the Company determined that this note receivable was doubtful and accordingly, recorded an allowance for doubtful account and bad debt expense of $50,000.

In December 2019, pursuant to Claim Purchase Agreements, the Company sold its notes receivable and related interest receivable balances in the aggregate amount of $277,305 to an investor. Pursuant to the Claim Purchase Agreements, the investor shall pay the Company the purchase price of $277,305 on the earlier of the payment of six-monthly installments or upon the liquidation of settlement securities of the Seller pursuant to Section 3(a)(10) of the Securities Act, whichever occurs first. The first installment shall be made following entry and full effectuation of a court order approving the settlement of the claim which occurred on March 6, 2020 in the United States district court for the District of Maryland Northern Division. Additionally, effective January 6, 2020, the Company entered into a settlement agreement with the Seller (see Note 12 – Subsequent Events).

At December 31, 2019 and 2018, notes receivable, net consisted of the following:

	December 31, 2019	December 31, 2018
Principal amounts of notes receivable	$250,000	$250,000
Less: allowance for doubtful accounts	(50,000)	(50,000)
Notes receivable, net	$200,000	$200,000